SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recoverability of Real Estate Assets (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) PROPERTY	Jun. 30, 2020 USD ($) PROPERTY	Dec. 31, 2020 USD ($) Day	Dec. 31, 2019 USD ($) Day	Dec. 31, 2018 USD ($) Day
Real Estate [Line Items]
Impairment of real estate assets | $	$ 4,377	$ 15,507	$ 16,737	$ 72,939	$ 32,975
Impairment of real estate, number of properties | PROPERTY	5
Revised Expected Holding Properties
Real Estate [Line Items]
Impairment of real estate, number of properties	3	9	11	27	20
Vacant:
Real Estate [Line Items]
Impairment of real estate, number of properties	2	1	1	7	2